DECONSOLIDATION OF GOLAR PARTNERS - Guarantees (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 13, 2012 Golar LNG Partners		Dec. 31, 2013 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners	Dec. 13, 2012 Golar LNG Partners Debt guarantees	Dec. 13, 2012 Golar LNG Partners Golar Grand Option	Dec. 31, 2013 Golar LNG Partners Methane Princess tax lease indemnity	Dec. 13, 2012 Golar LNG Partners Methane Princess tax lease indemnity
Deconsolidation:
Guarantees issued to Golar Partners	$ 23,265,000	$ 22,369,000	$ 23,265,000		$ 22,400,000	$ 23,300,000	$ 4,548,000	$ 7,217,000	$ 11,500,000	$ 11,500,000
Accumulated other comprehensive loss			(8,989,000)	[1]
Deconsolidation expense	400,000
Deferred income tax benefit			(44,449,000)	[2]
Gain on loss of control			$ 44,400,000

[1]	Golar Partners' accumulated other comprehensive incomeThe accumulated other comprehensive loss of $9.0 million in relation to Golar Partners was released to the consolidated statement of operations on deconsolidation.
[2]	Deferred tax benefits on intra-group transfers of long-term assetsThe deferred tax benefits on intra-group transfers of long-term assets amounting to $44.4 million arose from transactions between controlled entities in respect of vessels owned by Golar Partners: the Golar Freeze, the Golar Spirit and the NR Satu. Upon the deconsolidation of Golar Partners, the unamortized balance of $44.4 million was released and recognized as part of the gain on loss of control.